D3 Assets pledged as collateral	12 Months Ended
Dec. 31, 2022
Disclosure Assets Pledged As Collateral [Abstract]
D3 Assets pledged as collateral

Assets pledged as c ol lateral

Assets pledged as collateral
	2022	2021

Chattel mortgages 1)	6,333	6,341

Bank deposits 2)	893	532
Total	7,226	6,873
1)	See also note G1 “Post-employment benefits.”
2)	See also note F1 “Financial risk mana geme nt.”